Long term debt, current and non-current (Tables)	9 Months Ended
Sep. 30, 2013
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	September 30, 2013	December 31, 2012
Royal Bank of Scotland revolving credit facility	$255,000	$270,000
Bremer Landesbank loan facility	26,500	29,200
Deutsche Bank AG loan facility	49,225	33,400
Credit Agricole Corporate and Investment Bank	13,000	14,000
Export-Import Bank of China and DnB Bank ASA loan facility	65,428	69,054
Nordea Bank Finland Plc loan facilities	42,826	45,224
Total debt outstanding	$451,979	$460,878
Less related deferred financing costs	(1,660)	(1,766)
Total debt, net of deferred financing costs	$450,319	$459,112
Current portion of long term debt	$(46,532)	$(45,032)
Long-term debt, non-current portion	$403,787	$414,080

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
October 1, 2013	to	September 30, 2014	$46,532
October 1, 2014	to	September 30, 2015	73,332
October 1, 2015	to	September 30, 2016	209,132
October 1, 2016	to	September 30, 2017	30,111
October 1, 2017	to	September 30, 2018	35,123
October 1, 2018	and thereafter		57,749
		Total	$451,979